Income Taxes (Details) - Schedule of effective income tax rate reconciliation ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Income from continuing operations before income taxes, share of income of affiliates, net		¥ 196,335	$ 28,466	¥ 371,088	¥ 362,302
PRC statutory tax rate		25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ 49,084		¥ 92,772	¥ 90,576
Expenses not deductible for tax purposes:
—Entertainment		2,099		2,950	2,428
—Other		479		81	202
Effect of tax holidays on concessionary rates granted to PRC entities		(12,671)		(13,523)	(18,114)
Effect of different tax rates of subsidiaries operating in other jurisdictions		2,342		2,070	2,732
Change in valuation allowance		40,501		2,999	(3,355)
Deferred income tax for dividend distribution				10,349	18,483
Effect of non-taxable income	[1]	(4,620)		(13,777)	(13,648)
Unrecognized tax benefits arising from certain transfer pricing arrangements		(36,566)		5,994
Other		368		659	4,083
Income tax expense		¥ 41,016	$ 5,947	¥ 90,574	¥ 83,387

[1]	The effect of non-taxable income represents an income tax exemption according to the Notice (Cai Shui [2002] No. 128) promulgated by the State Administration of Taxation and Ministry of Finance in China on dividend income derived from a purchased open-end securities investment fund product that the Group recorded as short term investment.